LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Finance Lease Cost
The table below presents the finance lease assets and liabilities recognized on the Company's balance sheets:

		December 31,
	Balance Sheet Line Item	2021	2020
Non-current finance lease assets	Other assets	$206	$279
Finance lease liabilities:
Current finance lease liabilities	Other current liabilities	97	105
Non-current finance lease liabilities	Other liabilities	72	170
Total finance lease liabilities		$169	$275
The Company’s weighted average remaining lease term and weighted average discount rate for its financing lease as of December 31, 2021 are:

December 31, 2021
Weighted-average remaining lease term - finance lease	1.75 years
Weighted-average discount rate - finance lease	13.50%
Cash flows related to the measurement of financing lease assets and liabilities were as follows:

	Year Ended December 31,
	2021	2020
Operating cash flows from finance lease amortization	$73	$74
Financing cash flows from finance lease payments	$106	$65

Schedule of Maturity of Finance Lease Liability
The maturities of the finance lease liability as of December 31, 2021 are as follows:

December 31, 2021
2022	$114
2023	76
Total lease payments	190
Less: Imputed interest	21
Present value of lease liability	$169